Expense Example, No Redemption (Vanguard Global ex-U.S. Real Estate Index Fund, USD $)	18 Months Ended
Apr. 30, 2013
Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 71
3 YEAR	169
5 YEAR	276
10 YEAR	590
Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	58
3 YEAR	128
5 YEAR	204
10 YEAR	430
Vanguard Global ex-U.S. Real Estate Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	55
3 YEAR	118
5 YEAR	188
10 YEAR	392
Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Expense Example, No Redemption:
1 YEAR	33
3 YEAR	103
5 YEAR	180
10 YEAR	$ 406